Submission	Sep. 30, 2026
Submission [Line Items]
Central Index Key	0000019745
Registrant Name	CHESAPEAKE UTILITIES CORP
Registration File Number	333-299198
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES